UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS DUFF & PHELPS CLEAN ENERGY ETF

VIRTUS NEWFLEET ABS/MBS ETF

VIRTUS NEWFLEET HIGH YIELD BOND ETF

VIRTUS SEIX SENIOR LOAN ETF

VIRTUS STONE HARBOR EMERGING MARKETS HIGH YIELD BOND ETF

VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

SEMI-ANNUAL REPORT
January 31, 2023

Shareholder Letter (unaudited)

March 2023

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2023.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•Virtus Duff & Phelps Clean Energy ETF (VCLN)

•Virtus Newfleet ABS MBS ETF (VABS)

•Virtus Newfleet High Yield Bond ETF (BLHY)

•Virtus Seix Senior Loan ETF (SEIX)

•Virtus Stone Harbor Emerging Markets High Yield Bond ETF (VEMY) - This Fund commenced operations on December 12, 2022 and seeks current income and capital appreciation by investing in high yield securities, both sovereign and corporate.

•Virtus Terranova U.S. Quality Momentum ETF (JOET)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553.For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2022 to January 31, 2023).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/22	Ending Account Value 1/31/23	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
Virtus Duff & Phelps Clean Energy ETF
Actual	$1,000.00	$957.70	0.59%	$2.91
Hypothetical(1)	$1,000.00	$1,022.23	0.59%	$3.01

Virtus Newfleet ABS/MBS ETF
Actual	$1,000.00	$1,003.70	0.39%	$1.97
Hypothetical(1)	$1,000.00	$1,023.24	0.39%	$1.99

Virtus Newfleet High Yield Bond ETF
Actual	$1,000.00	$1,030.90	0.49%	$2.51
Hypothetical(1)	$1,000.00	$1,022.74	0.49%	$2.50

Virtus Seix Senior Loan ETF
Actual	$1,000.00	$1,046.90	0.57%	$2.94
Hypothetical(1)	$1,000.00	$1,022.33	0.57%	$2.91

Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$1,000.00	0.55%	$0.75	(4)
Hypothetical(1)	$1,000.00	$1,006.10	0.55%	$2.78

Virtus Terranova U.S. Quality Momentum ETF
Actual	$1,000.00	$1,039.10	0.29%	$1.49
Hypothetical(1)	$1,000.00	$1,023.74	0.29%	$1.48

_____________

(1)Assuming 5% return before expenses.

(2)Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

(3)Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

(4)Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 50/365 (to reflect the period December 12, 2022 to January 31, 2023).

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

January 31, 2023 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Shares	Value
COMMON STOCKS – 95.8%
Consumer Staples – 0.7%
Darling Ingredients, Inc.*	371	$24,594
Energy – 1.7%
Enviva, Inc.	792	36,020
Green Plains, Inc.*	690	23,991
Total Energy		60,011
Industrials – 21.1%
Array Technologies, Inc.*	2,035	45,238
Bloom Energy Corp. Class A*	2,450	61,079
Chart Industries, Inc.*	346	46,357
Fluence Energy, Inc.*	821	19,819
Plug Power, Inc.*	8,809	149,929
Prysmian SpA (Italy)	1,398	56,842
Shoals Technologies Group, Inc. Class A*	1,855	51,736
Sunrun, Inc.*	2,816	74,004
Vestas Wind Systems A/S (Denmark)	5,247	152,425
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (China)	38,800	39,586
Xylem, Inc.	410	42,644
Total Industrials		739,659
Information Technology – 28.3%†
Canadian Solar, Inc. (Canada)*	985	41,439
Enphase Energy, Inc.*	1,270	281,153
First Solar, Inc.*	1,320	234,432
JinkoSolar Holding Co., Ltd. (China)*(1)	784	44,202
LONGi Green Energy Technology Co., Ltd. Class A (China)	5,500	39,193
SolarEdge Technologies, Inc.*	761	242,858
Xinyi Solar Holdings Ltd. (China)	84,000	108,841
Total Information Technology		992,118
Materials – 1.2%
MP Materials Corp.*	1,353	43,986
Utilities – 42.8%†
AES Corp. (The)	815	22,339
Alliant Energy Corp.	955	51,599
Centrais Eletricas Brasileiras SA (Brazil)	8,500	68,066
China Longyuan Power Group Corp. Ltd. Class H (China)	34,000	46,743
Clearway Energy, Inc. Class C	2,685	90,726
Constellation Energy Corp.	679	57,959
Dominion Energy, Inc.	850	54,094
EDP - Energias de Portugal SA (Portugal)	25,892	128,300
EDP Renovaveis SA (Spain)	2,425	52,582

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
Encavis AG (Germany)	2,261	$43,520
Enel SpA (Italy)	8,978	52,618
Eversource Energy	729	60,019
Fortum OYJ (Finland)	4,910	73,743
Iberdrola SA (Spain)*	372	4,345
Iberdrola SA (Spain)	20,875	243,849
NextEra Energy, Inc.	1,070	79,854
Orsted AS (Denmark)(2)	1,690	149,422
RWE AG (Germany)	998	44,267
SSE PLC (United Kingdom)	1,555	33,041
Sunnova Energy International, Inc.*	1,309	25,499
Verbund AG (Austria)	370	31,395
Xcel Energy, Inc.	1,275	87,682
Total Utilities		1,501,662
TOTAL INVESTMENTS – 95.8%
(Cost $3,287,143)		3,362,030
Other Assets in Excess of Liabilities – 4.2%		147,119
Net Assets – 100.0%		$3,509,149

_________

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)American Depositary Receipts.

(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2023, the aggregate value of these securities was $149,422, or 4.3% of net assets.

Portfolio Composition
January 31, 2023 (unaudited)

Asset Allocation as of 01/31/2023 (based on net assets)

Virtus Duff & Phelps Clean Energy ETF
Utilities	42.8%†
Information Technology	28.3%†
Industrials	21.1%
Energy	1.7%
Materials	1.2%
Consumer Staples	0.7%
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

_________

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,357,685	$4,345	$—	$3,362,030
Total	$3,357,685	$4,345	$–	$3,362,030

Schedule of Investments — Virtus Newfleet ABS/MBS ETF

January 31, 2023 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 61.3%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$460,000	$436,180
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	150,000	147,526
ACC Trust, Class C, Series 2022-1, 3.24%, 10/20/25(1)	190,000	182,242
ACM Auto Trust, Class B, Series 2022-1A, 4.47%, 04/20/29(1)	100,000	99,538
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	137,062
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	120,000	111,273
Avis Budget Rental Car Funding AESOP LLC, Class D, Series 2021-2A, 3.04%, 09/22/25(1)	270,000	252,128
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33(1)	262,965	246,034
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(1)	80,948	72,858
BXG Receivables Note Trust, Class A, Series 2022-A, 4.12%, 09/28/37(1)	92,766	89,793
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	216,700	187,363
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	310,000	282,402
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41(1)	46,675	43,328
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	94,750	84,122
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	65,000	63,428
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27(1)	99,723	98,493
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	70,000	65,007
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27(1)	40,000	37,301
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25(1)	270,725	267,223
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	116,668
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	131,829
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	140,000	128,171
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	130,000	123,621
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	99,530	92,202
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	281,415
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32(1)	46,115	45,565
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	260,000	249,336
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26(1)	150,000	150,001
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	486,000	485,945

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26(1)	$300,000	$291,977
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	297,750	258,857
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33(1)	16,203	16,000
Octane Receivables Trust, Class B, Series 2021-1A, 1.53%, 04/20/27(1)	50,000	46,950
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	300,000	280,311
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(1)	120,000	109,254
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48(1)	277,675	265,239
Santander Drive Auto Receivables Trust, Class D, Series 2020-2, 2.22%, 09/15/26	55,000	53,769
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(1)	65,337	63,932
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	288,225	284,560
Tricolor Auto Securitization Trust, Class D, Series 2022-1A, 5.38%, 01/15/26(1)	465,000	450,039
Upstart Securitization Trust, Class A, Series 2022-2, 4.37%, 05/20/32(1)	307,448	302,323
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	225,000	210,638
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24(1)	13,801	13,772
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26(1)	300,000	285,197
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	95,261
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	152,675	129,707
Total Asset Backed Securities
(Cost $8,270,683)		7,865,840
MORTGAGE BACKED SECURITIES – 40.0%
Commercial Mortgage Backed Securities – 9.2%
Barclays, Class B, Series 2013-C6, 3.88%, 04/10/46(1)(2)(3)	240,000	237,398
BPR Trust, Class A, Series 2021-KEN, 5.71%, (1-Month USD LIBOR + 1.25%), 02/15/29(1)(2)	375,000	366,771
BPR Trust, Class A, Series 2022-OANA, 6.38%, (SOFR + 1.90%), 04/15/37(1)(2)	245,000	241,818
CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 5.58%, (1-Month USD LIBOR + 1.12%), 06/15/34(1)(2)	228,276	222,321
COMM Mortgage Trust, Class D, Series 2012-CR2, 4.87%, 08/15/45(1)(2)(3)	12,033	11,154
KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 5.26%, (1-Month USD LIBOR + 0.80%), 05/15/36(1)(2)	100,000	99,352
Total Commercial Mortgage Backed Securities		1,178,814
Residential Mortgage Backed Securities – 30.8%
Angel Oak Mortgage Trust, Class A1, Series 2021-2, 0.99%, 04/25/66(1)(2)(3)	21,884	18,736

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	$70,947	$60,202
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 10/25/59(1)(4)	232,431	222,604
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	150,000	134,119
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	96,335	83,954
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	37,201	32,332
CoreVest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53(1)	150,045	134,110
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60(1)(2)(3)	260,491	229,973
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65(1)(2)(3)	199,304	193,322
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	51,661	47,024
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	55,328	46,356
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	112,074
JPMorgan Trust, Class A2, Series 2015-5, 5.34%, 05/25/45(1)(2)(3)	437,928	432,125
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26(1)(4)	100,000	94,506
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	89,242	87,109
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	31,587	30,029
New Residential Mortgage Loan Trust, Class A1B, Series 2020-1A, 3.50%, 10/25/59(1)(2)(3)	102,221	95,699
Progress Residential, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	100,000	87,580
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(2)(3)	94,723	90,160
PRPM LLC, Class A1, Series 2021-3, 1.87%, 04/25/26(1)(4)	78,671	74,264
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	108,378	97,972
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	18,317	17,608
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(3)	3,118	3,012
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(3)	50,276	41,407
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(2)(3)	33,517	27,637
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	53,547	47,950
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	68,448	66,117
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63(1)(2)(3)	33,378	31,578
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(1)	130,000	112,848

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
VCAT LLC, Class A1, Series 2021-NPL5, 1.87%, 08/25/51(1)(4)	$75,225	$70,034
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	209,609	195,978
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(4)	112,431	105,064
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(2)(3)	55,076	49,149
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	146,045	135,415
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66(1)(2)(3)	257,673	220,577
Verus Securitization Trust, Class A1, Series 2023-1, 5.85%, 12/25/67(1)(4)	150,000	150,214
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54(1)(2)(3)	31,504	29,967
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	147,676	134,704
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(4)	66,851	62,972
VOLT XCV LLC, Class A1, Series 2021-NPL4, 2.24%, 03/27/51(1)(4)	45,345	42,235
Total Residential Mortgage Backed Securities		3,948,716
Total Mortgage Backed Securities
(Cost $5,436,476)		5,127,530
CORPORATE BOND – 2.4%
Industrials – 2.4%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	311,993	304,061
(Cost $307,510)
FOREIGN BOND – 0.5%
Financials – 0.5%
Doric Nimrod Air Alpha Pass-Through Trust, Class A, Series 2013-1, 5.25%, 05/30/23 (Guernsey)(1)	65,723	65,323
(Cost $65,839)
TOTAL INVESTMENTS – 104.2%
(Cost $14,080,508)		13,362,754
Liabilities in Excess of Other Assets – (4.2)%		(540,958)
Net Assets – 100.0%		$12,821,796

_________

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2023, the aggregate value of these securities was $13,026,583, or 101.6% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2023.

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

January 31, 2023 (unaudited)

Abbreviations:

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Portfolio Composition
January 31, 2023 (unaudited)

Asset Allocation as of 01/31/2023 (based on net assets)

Asset Backed Securities	61.3%
Mortgage Backed Securities	40.0%
Corporate Bond	2.4%
Foreign Bond	0.5%
Liabilities in Excess of Other Assets	(4.2)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$7,865,840	$—	$7,865,840
Mortgage Backed Securities	—	5,127,530	—	5,127,530
Corporate Bond	—	304,061	—	304,061
Foreign Bond	—	65,323	—	65,323
Total	$—	$13,362,754	$—	$13,362,754

Schedule of Investments — Virtus Newfleet High Yield Bond ETF

January 31, 2023 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
CORPORATE BONDS – 78.9%
Communication Services – 7.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$2,000	$1,932
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	39,375
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,278
CSC Holdings LLC, 5.25%, 06/01/24	30,000	29,400
DISH DBS Corp., 5.88%, 11/15/24	20,000	18,900
DISH DBS Corp., 7.75%, 07/01/26	60,000	48,809
Gray Television, Inc., 7.00%, 05/15/27(1)	45,000	41,000
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	40,000	29,820
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	40,000	35,204
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	40,000	34,360
Millennium Escrow Corp., 6.63%, 08/01/26(1)	45,000	31,368
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	18,499
Total Communication Services		332,945
Consumer Discretionary – 15.1%
At Home Group, Inc., 4.88%, 07/15/28(1)	10,000	7,212
At Home Group, Inc., 7.13%, 07/15/29(1)	40,000	24,850
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	10,000	9,972
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	40,000	40,643
Carriage Services, Inc., 4.25%, 05/15/29(1)	45,000	37,085
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	30,000	29,922
Ford Motor Co., 3.25%, 02/12/32	75,000	59,622
Gates Global LLC / Gates Corp., 6.25%, 01/15/26(1)	35,000	34,515
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	40,000	37,260
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	36,917
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	30,000	25,609
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	47,816
Nordstrom, Inc., 4.25%, 08/01/31	45,000	33,855
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	45,000	32,406
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	3,000	3,169
Scientific Games International, Inc., 7.00%, 05/15/28(1)	45,000	44,611
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	27,046
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(1)	40,000	36,623
Vista Outdoor, Inc., 4.50%, 03/15/29(1)	45,000	36,507
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	52,297
Total Consumer Discretionary		657,937
Consumer Staples – 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	55,000	52,223
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	20,438

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	$55,000	$40,295
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	55,000	50,026
Total Consumer Staples		162,982
Energy – 15.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	38,302
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	40,000	39,228
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	45,000	43,675
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	10,000	9,588
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	65,000	64,525
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,168
DT Midstream, Inc., 4.13%, 06/15/29(1)	50,000	43,957
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), 11/15/71, perpetual(2)(3)	60,000	56,423
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	12,000	11,827
EQM Midstream Partners LP, 7.50%, 06/01/30(1)	25,000	25,001
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	5,000	5,087
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	32,593
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	15,000	13,927
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	38,740
Nabors Industries Ltd., 7.25%, 01/15/26(1)	30,000	29,224
Nabors Industries, Inc., 9.00%, 02/01/25(1)	10,000	10,202
Occidental Petroleum Corp., 6.13%, 01/01/31	55,000	57,487
Southwestern Energy Co., 5.38%, 02/01/29	25,000	23,523
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	13,583
Transocean, Inc., 8.75%, 02/15/30(1)	25,000	25,809
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	30,000	29,484
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,457
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	45,000	39,960
Total Energy		690,770
Financials – 5.6%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	65,000	61,925
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	44,238
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	40,000	24,448
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	70,000	61,804
Navient Corp., 4.88%, 03/15/28	20,000	17,708
OneMain Finance Corp., 6.88%, 03/15/25	35,000	34,937
Total Financials		245,060

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet High Yield Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care – 8.0%
Akumin, Inc., 7.00%, 11/01/25(1)	$60,000	$46,577
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	3,418
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	13,574
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	9,511
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	20,000	12,051
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	32,328
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	15,329
DaVita, Inc., 3.75%, 02/15/31(1)	50,000	38,940
Dentsply Sirona, Inc., 3.25%, 06/01/30	40,000	35,202
Lannett Co., Inc., 7.75%, 04/15/26(1)	15,000	3,844
Medline Borrower LP, 5.25%, 10/01/29(1)	55,000	46,129
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	20,000	19,880
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	35,000	23,107
Tenet Healthcare Corp., 6.25%, 02/01/27	30,000	29,440
Tenet Healthcare Corp., 6.13%, 06/15/30(1)	20,000	19,437
Total Health Care		348,767
Industrials – 9.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	45,000	43,380
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	20,000	17,755
Chart Industries, Inc., 9.50%, 01/01/31(1)	30,000	31,346
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	17,153
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	27,000	26,170
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	10,294
General Electric Co., Series D, 8.10%, (3-Month USD LIBOR + 3.33%), 06/15/71, perpetual(2)(3)	35,000	35,009
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	60,000	51,094
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	10,000	9,878
OT Merger Corp., 7.88%, 10/15/29(1)	20,000	12,871
Regal Rexnord Corp., 6.30%, 02/15/30(1)	19,000	19,419
Regal Rexnord Corp., 6.40%, 04/15/33(1)	18,000	18,474
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	46,935
SRS Distribution, Inc., 6.13%, 07/01/29(1)	25,000	21,532
TransDigm, Inc., 5.50%, 11/15/27	40,000	38,244
Total Industrials		399,554
Information Technology – 2.8%
Block, Inc., 3.50%, 06/01/31	35,000	29,277
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	35,000	30,107
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,579
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	30,000	28,129
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	10,000	9,735

Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Viasat, Inc., 5.63%, 09/15/25(1)	$15,000	$14,120
Total Information Technology		120,947
Materials – 6.0%
Avient Corp., 7.13%, 08/01/30(1)	35,000	35,305
LSB Industries, Inc., 6.25%, 10/15/28(1)	50,000	45,115
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	60,000	58,652
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	47,670
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	45,000	43,982
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	37,000	30,932
Total Materials		261,656
Real Estate – 4.0%
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	53,000	44,009
Iron Mountain, Inc., 4.50%, 02/15/31(1)	40,000	34,329
iStar, Inc., 4.25%, 08/01/25	40,000	39,751
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	25,000	17,535
Service Properties Trust, 4.38%, 02/15/30	50,000	36,402
Total Real Estate		172,026
Utilities – 0.9%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	27,647
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	15,000	12,506
Total Utilities		40,153
Total Corporate Bonds
(Cost $3,748,894)		3,432,797
FOREIGN BONDS – 9.1%
Communication Services – 0.1%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	5,613
Consumer Discretionary – 1.0%
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	41,898
Energy – 2.7%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	50,000	51,681
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	24,042
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	42,077
Total Energy		117,800
Health Care – 0.9%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	45,000	40,598
Industrials – 0.9%
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	40,000	37,902

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet High Yield Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials – 2.7%
Arcelormittal SA, 6.80%, 11/29/32 (Luxembourg)	$40,000	$42,090
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	45,000	44,000
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	35,000	33,213
Total Materials		119,303
Technology – 0.8%
Ams-Osram AG, 7.00%, 07/31/25 (Austria)(1)	35,000	33,736
Total Foreign Bonds
(Cost $416,483)		396,850
U.S. GOVERNMENT SECURITIES – 7.1%
U.S. Treasury Note
2.75%, 04/30/23	225,000	223,904
3.13%, 11/15/28	90,000	87,715
Total U.S. Government Securities
(Cost $311,428)		311,619
TERM LOANS – 0.7%
Gaming/Leisure – 0.2%
ECL Entertainment LLC, 12.06%, (1-Month USD LIBOR + 7.50%), 05/01/28(2)	9,850	9,872
Manufacturing – 0.5%
Arcline FM Holdings LLC, 12.98%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	25,000	22,750
Total Term Loans
(Cost $34,427)		32,622
MONEY MARKET FUND – 3.9%
JP Morgan U.S. Government Money Market Institutional Shares, 4.08%(4) (Cost $168,167)	168,167	168,167

Security Description	Principal	Value
TOTAL INVESTMENTS – 99.7%
(Cost $4,679,399)		$4,342,055
Other Assets in Excess of Liabilities – 0.3%		10,895
Net Assets – 100.0%		$4,352,950

_________

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2023, the aggregate value of these securities was $2,986,870, or 68.6% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.

(3)Perpetual security with no stated maturity date.

(4)The rate shown reflects the seven-day yield as of January 31, 2023.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

USD —  United States Dollar

Portfolio Composition
January 31, 2023 (unaudited)

Asset Allocation as of 01/31/2023 (based on net assets)

Corporate Bonds	78.9%
Foreign Bonds	9.1%
U.S. Government Securities	7.1%
Term Loans	0.7%
Money Market Fund	3.9%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$3,432,797	$—	$3,432,797
Foreign Bonds	—	396,850	—	396,850
U.S. Government Securities	—	311,619	—	311,619
Term Loans	—	32,622	—	32,622
Money Market Fund	168,167	—	—	168,167
Total	$168,167	$4,173,888	$—	$4,342,055

Schedule of Investments — Virtus Seix Senior Loan ETF

January 31, 2023 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
TERM LOANS – 80.9%
Basic Materials – 4.0%
Domtar Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 10/01/28(1)	$250,000	$246,016
Domtar Corp., 9.96%, (1 Month USD LIBOR + 5.50%), 10/01/28(2)	693,000	681,957
Manchester Acquisition Sub LLC, 10.30%, (3 Month USD LIBOR + 5.90%), 11/16/26(2)	990,992	822,524
Mativ Holdings, Inc., 8.38%, (1 Month USD LIBOR + 3.75%), 02/09/28(2)	739,491	726,550
SK Neptune Husky Group Sarl, 9.73%, (3 Month USD LIBOR + 5.15%), 01/03/29(2)	858,615	688,321
Total Basic Materials		3,165,368
Communications – 12.5%
ABG Intermediate Holdings 2 LLC, 7.82%, (1 Month USD LIBOR + 3.25%), 09/27/24(2)	800,000	800,064
Banijay Group US Holding, Inc., 8.12%, (1 Month USD LIBOR + 3.75%), 03/03/25(2)	1,042,763	1,042,929
Ciena Corp., 6.98%, (1 Month USD LIBOR + 2.50%), 01/24/30(2)	600,000	600,750
CSC Holdings LLC, 6.71%, (1 Month USD LIBOR + 2.25%), 01/15/26(2)	497,458	479,838
Digital Media Solutions LLC, 9.73%, (3 Month USD LIBOR + 5.00%), 05/25/26(2)	413,899	359,575
Directv Financing LLC, 9.57%, (1 Month USD LIBOR + 5.00%), 08/02/27(2)	1,586,643	1,563,922
Intelsat Jackson Holdings SA, 7.44%, (3 Month USD LIBOR + 4.50%), 01/26/29(2)	929,694	916,846
Intrado Corp., 0.00%, (SOFR + 0.00%), 01/24/30(1)	500,000	497,500
LendingTree LLC, 8.32%, (1 Month USD LIBOR + 3.75%), 09/15/28(2)	746,250	689,971
MJH Healthcare Holdings LLC, 8.06%, (1 Month USD LIBOR + 3.50%), 12/17/28(2)	794,498	787,546
Patagonia Holdco LLC, 9.96%, (3 Month USD LIBOR + 5.75%), 08/01/29(2)(3)	423,938	358,227
Summer BC Holdco B SARL, 9.23%, (3 Month USD LIBOR + 4.50%), 12/04/26(2)	742,491	696,549
Zacapa SARL, 8.83%, (3 Month USD LIBOR + 4.25%), 02/10/29(2)	1,093,242	1,075,964
Total Communications		9,869,681
Consumer, Cyclical – 17.7%
AAdvantage Loyalty IP Ltd., 9.56%, (3 Month USD LIBOR + 4.75%), 04/20/28(2)	1,800,000	1,851,183
Academy Ltd., 8.12%, (1 Month USD LIBOR + 3.75%), 11/05/27(2)	524,579	525,481
American Axle & Manufacturing, Inc., 8.03%, (1 Month USD LIBOR + 3.60%), 12/06/29(2)	500,000	500,833
AP Core Holdings II LLC, 10.07%, (1 Month USD LIBOR + 5.50%), 09/01/27(2)	750,000	725,625
Bombardier Recreational Products, Inc., 0.00%, (SOFR + 0.00%), 12/08/29(1)	798,000	795,407
Caesars Resort Collection LLC, 7.32%, (1 Month USD LIBOR + 2.75%), 10/02/24(2)	1,155,819	1,156,288
Dexko Global, Inc., 8.59%, (3 Month USD LIBOR + 3.75%), 10/04/28(2)	746,241	692,049
Flutter Financing BV, 8.09%, (3 Month USD LIBOR + 3.25%), 09/16/28(2)	648,375	650,404

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Installed Building Products, Inc., 6.82%, (1 Month USD LIBOR + 2.25%), 12/08/28(2)	$462,050	$459,508
Lions Gate Capital Holdings LLC, 6.82%, (1 Month USD LIBOR + 2.25%), 03/24/25(2)	496,284	489,669
Mileage Plus Holdings LLC, 10.00%, (3 Month USD LIBOR + 5.25%), 06/21/27(2)	1,080,000	1,127,860
Penn Entertainment, Inc., 7.31%, (1 Month USD LIBOR + 2.75%), 04/21/29(2)	1,138,016	1,138,647
Playa Resorts Holding BV, 0.00%, (SOFR + 0.00%), 11/23/28(1)	1,000,000	994,640
Scientific Games Holdings LP, 8.10%, (3 Month USD LIBOR + 3.50%), 02/04/29(2)	748,125	737,116
Scientific Games International, Inc., 7.58%, (1 Month USD LIBOR + 3.10%), 04/07/29(2)	597,000	597,212
William Morris Endeavor Entertainment LLC, 7.32%, (1 Month USD LIBOR + 2.75%), 05/19/25(2)	612,305	609,902
William Morris Endeavor Entertainment LLC, 7.32%, (1-Month USD LIBOR + 2.75%), 05/19/25(2)	903,622	900,075
Total Consumer, Cyclical		13,951,899
Consumer, Non–cyclical – 12.5%
Adtalem Global Education, Inc., 8.52%, (1 Month USD LIBOR + 4.00%), 02/12/28(2)	429,245	429,548
AHP Health Partners, Inc., 8.07%, (1 Month USD LIBOR + 3.50%), 08/24/28(2)	987,500	980,711
Employbridge LLC, 9.48%, (3 Month USD LIBOR + 4.75%), 07/19/28(2)	5,000	4,120
Employbridge LLC, 9.49%, (3 Month USD LIBOR + 4.75%), 07/19/28(2)	488,750	402,708
Fugue Finance LLC, 0.00%, (SOFR + 0.00%), 01/25/28(1)	750,000	750,000
ICON Luxembourg Sarl, 7.00%, (3 Month USD LIBOR + 2.25%), 07/03/28(2)	848,380	849,445
Indivior Finance Sarl, 10.09%, (3 Month USD LIBOR + 5.51%), 06/30/26(2)	492,500	485,728
MPH Acquisition Holdings LLC, 8.98%, (3 Month USD LIBOR + 4.25%), 08/17/28(2)	740,625	668,181
National Mentor Holdings, Inc., 8.32%, (1 Month USD LIBOR + 3.75%), 02/18/28(2)	255,779	188,798
National Mentor Holdings, Inc., 8.48%, (3 Month USD LIBOR + 3.75%), 02/18/28(2)	314,582	232,202
National Mentor Holdings, Inc., 8.48%, (3 Month USD LIBOR + 3.75%), 03/02/28(2)	2,174	1,604
Onex TSG Intermediate Corp., 9.58%, (3 Month USD LIBOR + 4.75%), 02/23/28(2)	748,734	668,620
Perrigo Investments LLC, 7.16%, (1 Month USD LIBOR + 2.60%), 04/05/29(2)	497,500	499,366
PRA Health Sciences, Inc., 7.00%, (3 Month USD LIBOR + 2.25%), 07/03/28(2)	211,374	211,640
Sabre GLBL, Inc., 9.56%, (1 Month USD LIBOR + 5.00%), 06/30/28(2)	997,500	956,667
Signal Parent, Inc., 8.07%, (1 Month USD LIBOR + 3.50%), 04/03/28(2)	$295,500	$213,868
Team Health Holdings, Inc., 7.32%, (1 Month USD LIBOR + 2.75%), 02/06/24(2)	496,129	458,378

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non–cyclical (continued)
Team Health Holdings, Inc., 9.81%, (1 Month USD LIBOR + 5.25%), 03/02/27(2)	$617,163	$514,559
TTF Holdings LLC, 8.63%, (1 Month USD LIBOR + 4.00%), 03/31/28(2)	871,713	870,623
Whole Earth Brands, Inc., 9.23%, (1 Month USD LIBOR + 4.50%), 02/05/28(2)	590,239	519,410
Total Consumer, Non-cyclical		9,906,176
Energy – 3.9%
CONSOL Energy, Inc., 9.16%, (1 Month USD LIBOR + 4.60%), 09/27/24(2)	427,443	425,840
Keane Group Holdings LLC, 8.13%, (1 Month USD LIBOR + 3.50%), 05/25/25(2)	1,688,562	1,663,234
WaterBridge Midstream Operating LLC, 10.57%, (3 Month USD LIBOR + 5.75%), 06/22/26(2)	992,822	985,534
Total Energy		3,074,608
Financials – 5.2%
Altisource Sarl, 8.73%, (3 Month USD LIBOR + 4.00%), 03/29/24(2)	500,000	407,000
Apex Group Treasury LLC, 0.00%, (SOFR + 0.00%), 07/27/28(1)	700,000	699,125
DRW Holdings LLC, 0.00%, (1 Month USD LIBOR + 0.00%), 02/23/28(1)	600,000	588,564
Hightower Holding LLC, 8.82%, (3 Month USD LIBOR + 4.00%), 04/16/28(2)	493,750	482,023
OneDigital Borrower LLC, 8.81%, (1 Month USD LIBOR + 4.25%), 11/16/27(2)	992,241	967,435
Superannuation & Investments US LLC, 8.32%, (1 Month USD LIBOR + 3.75%), 10/31/28(2)	990,000	990,416
Total Financials		4,134,563
Industrials – 15.5%
Ali Group North America Corp., 6.68%, (1 Month USD LIBOR + 2.11%), 10/13/28(2)	1,314,212	1,312,983
ASP LS Acquisition Corp., 12.23%, (3 Month USD LIBOR + 7.50%), 04/30/29(2)	800,000	508,000
ASP Navigate Acquisition Corp., 9.09%, (3 Month USD LIBOR + 4.50%), 10/06/27(2)	1,589,359	1,569,493
Cobham Ultra US Co-Borrower LLC, 7.06%, (6 Month USD LIBOR + 3.75%), 11/17/28(2)	900,000	891,000
Coherent Corp., 7.32%, (1 Month USD LIBOR + 2.75%), 12/08/28(2)	979,643	979,334
CPG International LLC, 7.06%, (1 Month USD LIBOR + 2.50%), 04/20/29(2)	798,000	796,751
Daseke Cos., Inc., 8.55%, (1 Month USD LIBOR + 4.00%), 03/09/28(2)	442,125	440,246
First Student Bidco, Inc., 7.73%, (3 Month USD LIBOR + 3.00%), 07/21/28(2)	602,811	570,578
Foley Products Co. LLC, 0.00%, (SOFR + 0.00%), 12/29/28(1)	100,000	98,563
Foley Products Co. LLC, 9.48%, (3 Month USD LIBOR + 4.75%), 12/29/28(2)	496,411	489,277
Grinding Media, Inc., 7.70%, (3 Month USD LIBOR + 4.00%), 09/22/28(2)	161,736	158,906
Grinding Media, Inc., 7.70%, (1 Month USD LIBOR + 4.00%), 09/22/28(2)	322,690	317,043

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
Grinding Media, Inc., 8.77%, (3 Month USD LIBOR + 4.00%), 09/22/28(2)	$256,198	$251,715
Kloeckner Pentaplast of America, Inc., 8.26%, (6 Month USD LIBOR + 4.75%), 02/04/26(2)	496,212	444,110
Oscar Acquisitionco LLC, 8.15%, (3 Month USD LIBOR + 4.60%), 04/14/29(2)	1,246,875	1,210,853
Smyrna Ready Mix Concrete LLC, 8.91%, (1 Month USD LIBOR + 4.35%), 03/24/29(2)	497,500	496,878
TricorBraun Holdings, Inc., 7.82%, (1 Month USD LIBOR + 3.25%), 01/29/28(2)	793,955	773,657
Trident TPI Holdings, Inc., 7.98%, (3 Month USD LIBOR + 3.25%), 10/17/24(2)	895,288	893,820
Total Industrials		12,203,207
Manufacturing – 1.0%
Chart Industries, Inc., 0.00%, (SOFR + 0.00%), 12/08/29(1)	750,000	752,812
Technology – 8.6%
Amentum Government Services Holdings LLC, 7.56%, (3 Month USD LIBOR + 4.00%), 02/10/29(2)	264,122	260,985
Amentum Government Services Holdings LLC, 8.76%, (3 Month USD LIBOR + 4.00%), 02/10/29(2)	233,378	230,607
Central Parent, Inc., 0.00%, (SOFR + 0.00%), 06/09/29(1)	1,000,000	999,220
Dun & Bradstreet Corp. (The), 7.79%, (1 Month USD LIBOR + 3.25%), 01/05/29(2)	843,625	840,883
Electronics For Imaging, Inc., 9.57%, (1 Month USD LIBOR + 5.00%), 07/02/26(2)	364,752	273,382
Open Text Corp., 0.00%, (SOFR + 0.00%), 11/16/29(1)	1,000,000	1,000,000
Orchid Finco LLC, 9.48%, (1 Month USD LIBOR + 4.90%), 07/27/27(2)(3)	481,250	416,281
Peraton Corp., 8.32%, (1 Month USD LIBOR + 3.75%), 02/01/28(2)	1,327,911	1,323,264
Peraton Corp., 12.22%, (1 Month USD LIBOR + 7.75%), 02/01/29(2)	500,000	487,250
UST Global, Inc., 8.14%, (1 Month USD LIBOR + 3.75%), 11/02/28(2)	993,410	986,272
Total Technology		6,818,144
Total Term Loans
(Cost $65,023,713)		63,876,458
CORPORATE BONDS – 9.8%
Basic Materials – 2.0%
Sylvamo Corp., 7.00%, 09/01/29(4)	600,000	574,653
TMS International Corp., 6.25%, 04/15/29(4)	1,330,000	1,006,702
Total Basic Materials		1,581,355
Communications – 0.9%
Cable One, Inc., 4.00%, 11/15/30(4)	600,000	495,517
Gray Television, Inc., 4.75%, 10/15/30(4)	300,000	221,687
Total Communications		717,204

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer, Cyclical – 1.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(4)	$300,000	$249,366
Foot Locker, Inc., 4.00%, 10/01/29(4)	1,000,000	846,690
Patrick Industries, Inc., 4.75%, 05/01/29(4)	500,000	428,120
Total Consumer, Cyclical		1,524,176
Consumer, Non–cyclical – 1.6%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(4)	250,000	109,067
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(4)	220,000	182,928
Tenet Healthcare Corp., 6.13%, 10/01/28	1,000,000	936,200
Total Consumer, Non-cyclical		1,228,195
Financials – 0.8%
SBA Communications Corp., 3.13%, 02/01/29	750,000	636,328
Industrials – 0.7%
Graham Packaging Co., Inc., 7.13%, 08/15/28(4)	600,000	525,444
Technology – 1.9%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	750,000	644,437
NCR Corp., 5.13%, 04/15/29(4)	1,000,000	872,394
Total Technology		1,516,831
Total Corporate Bonds
(Cost $8,895,353)		7,729,533
TOTAL INVESTMENTS – 90.7%
(Cost $73,919,066)		71,605,991
Other Assets in Excess of Liabilities – 9.3%		7,354,128
Net Assets – 100.0%		$78,960,119

_________

(1)The loan will settle after January 31, 2023. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2023, the aggregate value of these securities was $5,512,568, or 7.0% of net assets.

Abbreviations:

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Portfolio Composition
January 31, 2023 (unaudited)

Asset Allocation as of 01/31/2023 (based on net assets)

Term Loans	80.9%
Corporate Bonds	9.8%
Other Assets in Excess of Liabilities	9.3%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$63,101,950	$774,508	$63,876,458
Corporate Bonds	—	7,729,533	—	7,729,533
Total	$—	$70,831,483	$774,508	$71,605,991

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of January 31, 2023:

Balance as of July 31, 2022	$1,386,082
Realized gain (loss)	817
Change in unrealized appreciation (depreciation)	(48,215)
Purchases	718,000
Sales	(372,563)
Amortization (accretion)	—
Transfers into Level 3	476,469
Transfers out of Level 3	(1,386,082)
Balance as of January 31, 2023	774,508
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2023:	$(48,215)

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF

January 31, 2023 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
FOREIGN BONDS – 96.4%
Angola – 3.9%
Angolan Government International Bond, 8.75%, 04/14/32(1)	$23,000	$21,390
Angolan Government International Bond, 9.38%, 05/08/48(1)	150,000	134,250
Total Angola		155,640
Argentina – 5.1%
Argentine Republic Government International Bond, 1.00%, 07/09/29	145,000	49,808
Argentine Republic Government International Bond, 0.50%, 07/09/30(2)	83,000	29,590
YPF SA, 8.75%, 04/04/24(1)	38,500	37,118
YPF SA, 6.95%, 07/21/27	103,000	82,426
Total Argentina		198,942
Australia – 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	34,000	30,260
Brazil – 4.7%
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	29,000	24,471
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	72,368	63,481
Minerva Luxembourg SA, 4.38%, 03/18/31	52,000	44,080
MV24 Capital BV, 6.75%, 06/01/34(1)	58,242	55,417
Total Brazil		187,449
China – 1.0%
Prosus NV, 3.06%, 07/13/31	48,000	38,592
Colombia – 7.3%
AI Candelaria Spain SA, 5.75%, 06/15/33	98,000	76,685
Colombia Government International Bond, 4.50%, 03/15/29	42,000	37,173
Colombia Government International Bond, 3.00%, 01/30/30	92,000	71,875
Colombia Government International Bond, 3.13%, 04/15/31	33,000	25,031
Geopark Ltd., 5.50%, 01/17/27	83,000	74,111
Total Colombia		284,875
Costa Rica – 2.0%
Costa Rica Government International Bond, 6.13%, 02/19/31	38,000	37,392
Costa Rica Government International Bond, 7.16%, 03/12/45	40,000	39,334
Total Costa Rica		76,726
Dominican Republic – 3.4%
Dominican Republic International Bond, 4.88%, 09/23/32	75,000	64,048
Dominican Republic International Bond, 6.85%, 01/27/45	76,000	69,876
Total Dominican Republic		133,924
Ecuador – 4.5%
Ecuador Government International Bond, 5.50%, 07/31/30(2)	259,000	173,180

Security Description	Principal	Value
FOREIGN BONDS (continued)
Egypt – 3.0%
Egypt Government International Bond, 7.60%, 03/01/29(1)	$45,000	$37,575
Egypt Government International Bond, 7.63%, 05/29/32(1)	100,000	76,558
Total Egypt		114,133
El Salvador – 1.2%
El Salvador Government International Bond, 7.65%, 06/15/35	98,000	47,965
Gabon – 1.8%
Gabon Government International Bond, 6.63%, 02/06/31(1)	55,000	46,336
Gabon Government International Bond, 7.00%, 11/24/31(1)	28,000	23,730
Total Gabon		70,066
Ghana – 3.1%
Kosmos Energy Ltd., 7.13%, 04/04/26	52,000	47,020
Tullow Oil PLC, 7.00%, 03/01/25(1)	72,000	51,660
Tullow Oil PLC, 10.25%, 05/15/26(1)	26,000	22,425
Total Ghana		121,105
Honduras – 0.3%
Honduras Government International Bond, 6.25%, 01/19/27	15,000	13,322
Hong Kong – 1.7%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	78,000	67,470
India – 3.7%
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), perpetual(1)(3)(4)	50,000	48,341
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(1)	80,000	71,462
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(1)	36,000	28,530
Total India		148,333
Indonesia – 3.3%
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25	78,000	78,195
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38	58,000	50,659
Total Indonesia		128,854
Ivory Coast – 2.8%
Ivory Coast Government International Bond, 5.75%, 12/31/32(2)	119,389	109,862
Kazakhstan – 1.0%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	45,000	38,700
Kenya – 2.0%
Republic of Kenya Government International Bond, 6.88%, 06/24/24(1)	82,000	77,080
Macau – 2.4%
Studio City Finance Ltd., 5.00%, 01/15/29(1)	112,000	91,209

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Mexico – 12.0%
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(3)(4)	$67,000	$65,825
Braskem Idesa SAPI, 6.99%, 02/20/32(1)	42,000	31,105
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(3)(4)	49,000	45,203
Petroleos Mexicanos, 6.50%, 03/13/27	103,000	97,376
Petroleos Mexicanos, 6.50%, 01/23/29	64,000	57,955
Petroleos Mexicanos, 5.95%, 01/28/31	100,000	80,090
Petroleos Mexicanos, 10.00%, 02/07/33(1)	60,000	58,620
Petroleos Mexicanos, 7.69%, 01/23/50	35,000	26,268
Total Mexico		462,442
Nigeria – 4.4%
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	50,000	45,246
Nigeria Government International Bond, 8.38%, 03/24/29(1)	45,000	37,688
Nigeria Government International Bond, 7.88%, 02/16/32(1)	30,000	22,800
Nigeria Government International Bond, 7.38%, 09/28/33(1)	87,000	62,531
Total Nigeria		168,265
Oman – 0.6%
Oman Government International Bond, 6.00%, 08/01/29(1)	21,000	21,534
Pakistan – 1.0%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	90,000	39,600
South Africa – 4.7%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	100,000	96,500
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	27,000	25,937
Sasol Financing USA LLC, 6.50%, 09/27/28	60,000	57,900
Total South Africa		180,337
Tanzania – 1.4%
HTA Group Ltd., 7.00%, 12/18/25(1)	60,000	56,694
Tunisia – 1.2%
Tunisian Republic, 5.75%, 01/30/25(1)	74,000	48,742

Security Description	Principal	Value
FOREIGN BONDS (continued)
Turkey – 9.5%
Akbank TAS, 6.80%, 02/06/26(1)	$29,000	$27,893
Turk Telekomunikasyon AS, 6.88%, 02/28/25(1)	59,000	56,313
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28(1)	77,000	67,190
Turkey Government International Bond, 6.00%, 03/25/27	41,000	37,413
Turkey Government International Bond, 9.88%, 01/15/28	102,000	104,933
Turkey Government International Bond, 5.95%, 01/15/31	89,000	73,536
Total Turkey		367,278
Vietnam – 1.8%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	$59,000	$52,909
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	20,000	17,935
Total Vietnam		70,844
Zambia – 0.8%
First Quantum Minerals Ltd., 7.50%, 04/01/25(1)	30,000	29,739
TOTAL INVESTMENTS – 96.4%
(Cost $3,646,480)		3,753,162
Other Assets in Excess of Liabilities – 3.6%		139,356
Net Assets – 100.0%		$3,892,518

__________

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2023, the aggregate value of these securities was $1,695,800, or 43.6% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2023.

(3)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.

(4)Perpetual security with no stated maturity date.

Abbreviations:

CMT — Constant Maturity Treasury Index

Portfolio Composition
January 31, 2023 (unaudited)

Asset Allocation as of 01/31/2023 (based on net assets)

Foreign Bonds	96.4%
Other Assets in Excess of Liabilities	3.6%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$3,753,162	$—	$3,753,162
Total	$—	$3,753,162	$—	$3,753,162

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

January 31, 2023 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Shares	Value
COMMON STOCKS – 99.4%
Communication Services – 1.6%
Activision Blizzard, Inc.	11,799	$903,449
Electronic Arts, Inc.	6,966	896,385
Total Communication Services		1,799,834
Consumer Discretionary – 5.6%
Dollar General Corp.	3,841	897,258
DR Horton, Inc.	9,276	915,448
Lululemon Athletica, Inc.*	2,808	861,719
Ross Stores, Inc.	7,665	905,926
Tractor Supply Co.	4,119	939,091
Ulta Beauty, Inc.*	1,773	911,251
Yum China Holdings, Inc. (China)	14,575	897,966
Total Consumer Discretionary		6,328,659
Consumer Staples – 8.0%
Archer-Daniels-Midland Co.	10,522	871,748
Church & Dwight Co., Inc.	10,639	860,269
Costco Wholesale Corp.	1,802	921,074
General Mills, Inc.	11,466	898,476
Hershey Co. (The)	4,089	918,389
Hormel Foods Corp.	19,877	900,627
Monster Beverage Corp.*	8,865	922,669
PepsiCo, Inc.	5,248	897,513
Procter & Gamble Co. (The)	6,292	895,855
Sysco Corp.	11,199	867,475
Total Consumer Staples		8,954,095
Energy – 12.4%
Chevron Corp.	4,913	854,960
ConocoPhillips	7,388	900,376
Devon Energy Corp.	13,496	853,487
Diamondback Energy, Inc.	5,942	868,245
Energy Transfer LP	68,216	905,909
Enterprise Products Partners LP	34,004	870,502
EOG Resources, Inc.	6,614	874,702
Exxon Mobil Corp.	7,871	913,115
Hess Corp.	5,720	858,915
Kinder Morgan, Inc.	47,308	865,736
Marathon Petroleum Corp.	6,995	898,997
Occidental Petroleum Corp.	13,346	864,687
ONEOK, Inc.	12,728	871,613
Phillips 66	8,299	832,141
Pioneer Natural Resources Co.	3,676	846,767
Valero Energy Corp.	6,203	868,606
Total Energy		13,948,758
Financials – 12.0%
Aflac, Inc.	12,406	911,841
Arch Capital Group Ltd.*	14,058	904,632
Brown & Brown, Inc.	14,324	838,813
Charles Schwab Corp. (The)	11,418	883,981
Chubb Ltd.	3,969	902,908
Huntington Bancshares, Inc.	60,210	913,386
Interactive Brokers Group, Inc. Class A	11,096	887,014
M&T Bank Corp.	5,735	894,660

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Marsh & McLennan Cos., Inc.	5,115	$894,665
Nasdaq, Inc.	14,241	857,166
Principal Financial Group, Inc.	9,934	919,392
Progressive Corp. (The)	6,982	951,996
Regions Financial Corp.	38,654	909,915
Travelers Cos., Inc. (The)	4,762	910,113
W R Berkley Corp.	12,619	885,097
Total Financials		13,465,579
Health Care – 17.3%
AbbVie, Inc.	5,974	882,658
Agilent Technologies, Inc.	5,580	848,606
Bristol-Myers Squibb Co.	12,114	880,082
Centene Corp.*	11,710	892,770
Danaher Corp.	3,204	847,074
Dexcom, Inc.*	8,341	893,238
Elevance Health, Inc.	1,857	928,481
Eli Lilly & Co.	2,593	892,381
Hologic, Inc.*	10,872	884,655
Horizon Therapeutics PLC*	7,867	863,167
Humana, Inc.	1,795	918,501
Incyte Corp.*	10,631	905,123
Johnson & Johnson	5,273	861,714
Merck & Co., Inc.	8,077	867,551
Pfizer, Inc.	19,731	871,321
Quest Diagnostics, Inc.	6,037	896,374
Regeneron Pharmaceuticals, Inc.*	1,216	922,300
Stryker Corp.	3,447	874,883
Thermo Fisher Scientific, Inc.	1,467	836,674
UnitedHealth Group, Inc.	1,827	912,020
Vertex Pharmaceuticals, Inc.*	2,846	919,543
Waters Corp.*	2,582	848,394
Total Health Care		19,447,510
Industrials – 12.9%
AMETEK, Inc.	6,204	899,084
CH Robinson Worldwide, Inc.	9,051	906,639
Cintas Corp.	2,027	899,461
Copart, Inc.*	13,683	911,425
CoStar Group, Inc.*	11,270	877,933
CSX Corp.	27,691	856,206
Cummins, Inc.	3,654	911,819
Deere & Co.	2,168	916,717
IDEX Corp.	3,844	921,330
Ingersoll Rand, Inc.	15,879	889,224
JB Hunt Transport Services, Inc.	4,584	866,605
Lockheed Martin Corp.	2,011	931,616
Republic Services, Inc.	7,197	898,329
United Parcel Service, Inc. Class B	4,917	910,776
Waste Management, Inc.	5,813	899,445
WW Grainger, Inc.	1,580	931,378
Total Industrials		14,427,987

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology – 18.2%
Amphenol Corp. Class A	11,247	$897,173
Analog Devices, Inc.	5,231	896,960
Arista Networks, Inc.*	7,448	938,597
Automatic Data Processing, Inc.	3,683	831,658
Broadcom, Inc.	1,526	892,725
Cadence Design Systems, Inc.*	4,839	884,714
CDW Corp.	4,438	869,981
Check Point Software Technologies Ltd. (Israel)*	6,878	874,882
Corning, Inc.	24,577	850,610
Enphase Energy, Inc.*	3,885	860,061
Fiserv, Inc.*	8,408	896,965
FleetCor Technologies, Inc.*	4,428	924,611
Gen Digital, Inc.	38,908	895,273
Keysight Technologies, Inc.*	4,915	881,505
KLA Corp.	2,085	818,321
Mastercard, Inc. Class A	2,344	868,686
Microchip Technology, Inc.	11,630	902,721
ON Semiconductor Corp.*	12,535	920,696
Paychex, Inc.	7,396	856,901
Synopsys, Inc.*	2,533	896,049
Teledyne Technologies, Inc.*	2,176	923,190
Texas Instruments, Inc.	4,981	882,683
Visa, Inc. Class A	3,959	911,401
Total Information Technology		20,376,363
Materials – 9.0%
Air Products and Chemicals, Inc.	2,875	921,466
Albemarle Corp.	3,405	958,337
Corteva, Inc.	14,338	924,084
Dow, Inc.	15,291	907,521
FMC Corp.	6,962	926,851
Freeport-McMoRan, Inc.	19,744	880,978
Linde PLC (United Kingdom)	2,718	899,495
LyondellBasell Industries NV Class A	9,549	923,293

Security Description	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Mosaic Co. (The)	18,356	$909,356
Nucor Corp.	5,769	975,077
Vulcan Materials Co.	4,946	906,750
Total Materials		10,133,208
Real Estate – 1.6%
Public Storage	3,051	928,541
Realty Income Corp.	13,260	899,426
Total Real Estate		1,827,967
Utilities – 0.8%
Atmos Energy Corp.	7,818	918,928
Total Common Stocks
(Cost $106,523,429)		111,628,888
TOTAL INVESTMENTS – 99.4%
(Cost $106,523,429)		111,628,888
Other Assets in Excess of Liabilities – 0.6%		629,711
Net Assets - 100.0%		$112,258,599

_________

*Non-income producing security.

Portfolio Composition
January 31, 2023 (unaudited)

Asset Allocation as of 01/31/2023 (based on net assets)

Information Technology	18.2%
Health Care	17.3%
Industrials	12.9%
Energy	12.4%
Financials	12.0%
Materials	9.0%
Consumer Staples	8.0%
Consumer Discretionary	5.6%
Real Estate	1.6%
Communication Services	1.6%
Utilities	0.8%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$111,628,888	$—	$—	$111,628,888
Total	$111,628,888	$—	$—	$111,628,888

Statements of Assets and Liabilities

January 31, 2023 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet High Yield Bond ETF
Assets:
Investments, at cost	$3,287,143	$14,080,508	$4,679,399
Investments, at value	3,362,030	13,362,754	4,342,055
Cash	146,214	59,729	104
Foreign currency(a)	2	—	—
Receivables:
Dividends and interest	3,160	32,367	75,965
Tax reclaim	919	—	—
Due from Adviser	205	1,081	9,618
Investment securities sold	—	48,662	54,500
Prepaid expenses	—	30	58
Total Assets	3,512,530	13,504,623	4,482,300

Liabilities:
Payables:
Investment securities purchased	—	677,571	15,049
Insurance fees	—	—	1,144
Advisory fees	3,088	5,256	1,665
Transfer agent fees	—	—	15,138
Accounting and administration fees	—	—	11,216
Custody fees	—	—	12,446
Professional fees	—	—	32,456
Pricing fees	—	—	25,020
Report to shareholder fees	—	—	8,358
Trustee fees	—	—	2,864
Exchange listing fees	—	—	3,852
Other accrued expenses	293	—	142
Total Liabilities	3,381	682,827	129,350
Net Assets	$3,509,149	$12,821,796	$4,352,950

Net Assets Consist of:
Paid-in capital	$3,827,978	$13,894,759	$7,768,610
Total distributable earnings (accumulated deficit)	(318,829)	(1,072,963)	(3,415,660)
Net Assets	$3,509,149	$12,821,796	$4,352,950
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	150,004	550,004	204,000
Net asset value per share	$23.39	$23.31	$21.34

(a) Foreign currency, at cost	$2	$—	$—

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Assets and Liabilities (continued)

January 31, 2023 (unaudited)

	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF
Assets:
Investments, at cost	$73,919,066	$3,646,480	$106,523,429
Investments, at value	71,605,991	3,753,162	111,628,888
Cash	7,537,851	207,037	240,118
Receivables:
Investment securities sold	11,056,351	43,504	34,985,674
Dividends and interest	495,910	62,851	92,258
Capital shares sold	—	—	11,069,308
Tax reclaim	—	—	647
Prepaid taxes	173	—	—
Prepaid expenses	114	—	44
Total Assets	90,696,390	4,066,554	158,016,937

Liabilities:
Payables:
Investment securities purchased	11,668,375	172,230	34,504,393
Capital shares payable	—	—	11,225,849
Advisory fees	37,425	1,806	28,096
Interest expense	30,471	—	—
Total Liabilities	11,736,271	174,036	45,758,338
Net Assets	$78,960,119	$3,892,518	$112,258,599

Net Assets Consist of:
Paid-in capital	$82,964,357	$3,753,751	$127,012,301
Total distributable earnings (accumulated deficit)	(4,004,238)	138,767	(14,753,702)
Net Assets	$78,960,119	$3,892,518	$112,258,599
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	3,325,004	150,004	4,000,004
Net asset value per share	$23.75	$25.95	$28.06

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Operations

For the Period Ended January 31, 2023 (unaudited)

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet High Yield Bond ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$17,173	$—	$2,893
Interest income	760	212,144	141,734
Total Investment Income	17,933	212,144	144,627

Expenses:
Advisory fees	11,560	31,393	8,394
Tax expense	58	58	—
Custody fees	—	—	1,520
Exchange listing fees	—	—	3,852
Professional fees	—	—	23,845
Insurance fees	—	—	2,564
Accounting and administration fees	—	—	6,941
Transfer agent fees	—	—	6,489
Trustee fees	—	—	4,626
Report to shareholders fees	—	—	7,508
Pricing fees	—	—	11,622
Other expenses	—	—	1,328
Total Expenses	11,618	31,451	78,689
Less expense waivers/reimbursements	(1,226)	(6,407)	(68,142)
Net Expenses	10,392	25,044	10,547
Net Investment Income	7,541	187,100	134,080

Net Realized Gain (Loss) on:
Investments	(200,578)	(95,429)	(30,872)
Foreign currency transactions	(155)	—	—
Total Net Realized Loss	(200,733)	(95,429)	(30,872)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	37,663	(46,873)	26,541
Foreign currency translations	127	—	—
Total Change in Net Unrealized Appreciation (Depreciation)	37,790	(46,873)	26,541
Net Realized and Change in Unrealized Loss	(162,943)	(142,302)	(4,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(155,402)	$44,798	$129,749
Foreign withholding taxes	$614	$—	$—

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Operations (continued)

For the Period Ended January 31, 2023 (unaudited)

	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF[1]	Virtus Terranova U.S. Quality Momentum ETF
Investment Income:
Dividend income	$—	$—	$824,834
Interest income	3,462,951	54,201	6,066
Total Investment Income	3,462,951	54,201	830,900

Expenses:
Advisory fees	236,533	2,764	137,063
Tax expense	—	—	58
Interest expense	30,471	—	—
Total Expenses	267,004	2,764	137,121
Net Investment Income	3,195,947	51,437	693,779

Net Realized Gain (Loss) on:
Investments	(1,010,836)	18,620	(4,754,539)
In-kind redemptions	—	—	3,245,175
Total Net Realized Gain (Loss)	(1,010,836)	18,620	(1,509,364)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	1,342,895	106,682	5,006,411
Total Change in Net Unrealized Appreciation	1,342,895	106,682	5,006,411
Net Realized and Change in Unrealized Gain	332,059	125,302	3,497,047
Net Increase in Net Assets Resulting from Operations	$3,528,006	$176,739	$4,190,826

1From December 12, 2022 (commencement of operations) through January 31, 2023.

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets

	Virtus Duff & Phelps Clean Energy ETF		Virtus Newfleet ABS/MBS ETF
	For the Six Months Ended January 31, 2023 (unaudited)	For the Period August 3, 2021[1] Through July 31, 2022	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$7,541	$20,326	$187,100	$245,674
Net realized loss	(200,733)	(171,169)	(95,429)	(222,463)
Net change in unrealized appreciation (depreciation)	37,790	37,111	(46,873)	(689,799)
Net increase (decrease) in net assets resulting from operations	(155,402)	(113,732)	44,798	(666,588)
Distributions to Shareholders	(4,649)	(16,979)	(188,547)	(278,987)

Shareholder Transactions:
Proceeds from shares sold	—	5,106,368	—	1,249,750
Cost of shares redeemed	—	(1,306,457)	—	(2,355,529)
Net increase (decrease) in net assets resulting from shareholder transactions	—	3,799,911	—	(1,105,779)
Increase (decrease) in net assets	(160,051)	3,669,200	(143,749)	(2,051,354)

Net Assets:
Beginning of period/year	3,669,200	—	12,965,545	15,016,899
End of period/year	$3,509,149	$3,669,200	$12,821,796	$12,965,545

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	150,004	—	550,004	600,004
Shares sold	—	200,004	—	50,000
Shares redeemed	—	(50,000)	—	(100,000)
Shares outstanding, end of period/year	150,004	150,004	550,004	550,004

1Commencement of operations.

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets (continued)

	Virtus Newfleet High Yield Bond ETF		Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$134,080	$320,039	$3,195,947	$2,708,876
Net realized loss	(30,872)	(304,997)	(1,010,836)	(1,137,933)
Net change in unrealized appreciation (depreciation)	26,541	(515,469)	1,342,895	(3,780,211)
Net increase (decrease) in net assets resulting from operations	129,749	(500,427)	3,528,006	(2,209,268)
Distributions to Shareholders	(147,918)	(313,402)	(2,744,624)	(2,828,081)

Shareholder Transactions:
Proceeds from shares sold	—	—	30,595,084	76,618,685
Cost of shares redeemed	—	(1,086,927)	(26,270,656)	(36,567,776)
Net increase (decrease) in net assets resulting from shareholder transactions	—	(1,086,927)	4,324,428	40,050,909
Increase (decrease) in net assets	(18,169)	(1,900,756)	5,107,810	35,013,560

Net Assets:
Beginning of period/year	4,371,119	6,271,875	73,852,309	38,838,749
End of period/year	$4,352,950	$4,371,119	$78,960,119	$73,852,309

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	204,000	254,000	3,150,004	1,550,004
Shares sold	—	—	1,300,000	3,100,000
Shares redeemed	—	(50,000)	(1,125,000)	(1,500,000)
Shares outstanding, end of period/year	204,000	204,000	3,325,004	3,150,004

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets (continued)

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF
	For the Period December 12, 2022[1] Through January 31, 2023 (unaudited)	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$51,437	$693,779	$940,833
Net realized gain (loss)	18,620	(1,509,364)	(6,990,708)
Net change in unrealized appreciation (depreciation)	106,682	5,006,411	(8,556,912)
Net increase (decrease) in net assets resulting from operations	176,739	4,190,826	(14,606,787)
Distributions to Shareholders	(37,972)	(1,252,089)	(587,959)

Shareholder Transactions:
Proceeds from shares sold	3,753,751	43,784,855	119,600,558
Cost of shares redeemed	—	(21,981,130)	(101,665,052)
Net increase in net assets resulting from shareholder transactions	3,753,751	21,803,725	17,935,506
Increase in net assets	3,892,518	24,742,462	2,740,760

Net Assets:
Beginning of period/year	—	87,516,137	84,775,377
End of period/year	$3,892,518	$112,258,599	$87,516,137

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	3,200,004	2,800,004
Shares sold	150,004	1,600,000	3,950,000
Shares redeemed	—	(800,000)	(3,550,000)
Shares outstanding, end of period/year	150,004	4,000,004	3,200,004

1Commencement of operations.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights

	Virtus Duff & Phelps Clean Energy ETF
	For the Six Months Ended January 31, 2023 (unaudited)	For the Period August 3, 2021[1] Through July 31, 2022
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.46	$25.55
Investment operations:
Net investment income[2]	0.05	0.14
Net realized and unrealized loss	(1.09)	(1.12)
Total from investment operations	(1.04)	(0.98)

Less Distributions from:
Net investment income	(0.03)	(0.11)
Total distributions	(0.03)	(0.11)
Net Asset Value, End of period	$23.39	$24.46
Net Asset Value Total Return[3]	(4.23)%	(3.76)%
Net assets, end of period (000’s omitted)	$3,509	$3,669

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%[4,5]	0.59%[4]
Expenses, prior to expense waivers	0.66%[4,5]	0.66%[4]
Net investment income	0.43%[4]	0.62%[4]
Portfolio turnover rate[6]	29%[7]	39%[7]

_________

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Newfleet ABS/MBS ETF
	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022	For the Period February 9, 2021[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.57	$25.03	$25.00
Investment operations:
Net investment income[2]	0.34	0.38	0.17
Net realized and unrealized gain (loss)	(0.26)	(1.41)	0.04
Total from investment operations	0.08	(1.03)	0.21

Less Distributions from:
Net investment income	(0.34)	(0.43)	(0.18)
Total distributions	(0.34)	(0.43)	(0.18)
Net Asset Value, End of period	$23.31	$23.57	$25.03
Net Asset Value Total Return[3]	0.37%	(4.12)%	0.85%
Net assets, end of period (000’s omitted)	$12,822	$12,966	$15,017

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%[4]	0.39%	0.39%[4]
Expenses, prior to expense waivers	0.49%[4]	0.49%	0.49%[4]
Net investment income	2.92%[4]	1.56%	1.49%[4]
Portfolio turnover rate[5]	18%[6]	47%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Newfleet High Yield Bond ETF
	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.43	$24.69	$23.51	$23.93	$24.61	$25.28
Investment operations:
Net investment income[1]	0.66	1.29	1.04	0.90	1.32	1.22
Net realized and unrealized gain (loss)	(0.02)	(3.27)	1.21	(0.42)	(0.57)	(0.57)
Total from investment operations	0.64	(1.98)	2.25	0.48	0.75	0.65

Less Distributions from:
Net investment income	(0.73)	(1.28)	(1.07)	(0.90)	(1.43)	(1.24)
Net realized gains	—	—	—	—	—	(0.08)
Total distributions	(0.73)	(1.28)	(1.07)	(0.90)	(1.43)	(1.32)
Net Asset Value, End of period	$21.34	$21.43	$24.69	$23.51	$23.93	$24.61
Net Asset Value Total Return[2]	3.09%	(8.29)%	9.78%	2.10%	3.14%	2.67%
Net assets, end of period (000’s omitted)	$4,353	$4,371	$6,272	$7,148	$12,061	$82,556

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49%[3]	0.49%	0.62%	0.68%	0.68%	0.68%
Expenses, prior to expense waivers	3.66%[3]	2.32%	1.88%	2.43%	1.03%	0.80%
Net investment income	6.23%[3]	5.51%	4.27%	3.85%	5.43%	4.89%
Portfolio turnover rate[4]	21%[5]	67%	121%	124%	82%	96%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Period April 24, 2019[1] Through July 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.45	$25.06	$24.26	$25.02	$25.00
Investment operations:
Net investment income[2]	0.91	1.12	0.79	1.19	0.29
Net realized and unrealized gain (loss)	0.18	(1.57)	0.86	(0.68)	(0.03)
Total from investment operations	1.09	(0.45)	1.65	0.51	0.26

Less Distributions from:
Net investment income	(0.79)	(1.03)	(0.85)	(1.15)	(0.24)
Net realized gains	—	(0.13)	—	(0.12)	—
Total distributions	(0.79)	(1.16)	(0.85)	(1.27)	(0.24)
Net Asset Value, End of period	$23.75	$23.45	$25.06	$24.26	$25.02
Net Asset Value Total Return[3]	4.69%	(1.93)%	6.94%	2.11%	1.08%
Net assets, end of period (000’s omitted)	$78,960	$73,852	$38,839	$7,277	$6,255

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.64%[4,5]	0.57%	0.57%	0.57%	0.57%[4]
Net investment income	7.70%[4]	4.58%	3.20%	4.93%	4.39%[4]
Portfolio turnover rate[6]	176%[7]	592%	851%	546%	544%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets include interest expense of 0.07%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

Virtus Stone Harbor Emerging Markets High Yield Bond ETF
For the Period December 12, 2022[1] Through January 31, 2023 (unaudited)
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.35
Net realized and unrealized gain	0.85
Total from investment operations	1.20

Less Distributions from:
Net investment income	(0.25)
Total distributions	(0.25)
Net Asset Value, End of period	$25.95
Net Asset Value Total Return[3]	4.81%
Net assets, end of period (000’s omitted)	$3,893

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%[4]
Net investment income	10.25%[4]
Portfolio turnover rate[5]	9%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022	For the Period November 17, 2020[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$27.35	$30.28	$24.92
Investment operations:
Net investment income[2]	0.20	0.26	0.12
Net realized and unrealized gain (loss)	0.84	(3.05)	5.26
Total from investment operations	1.04	(2.79)	5.38

Less Distributions from:
Net investment income	(0.33)	(0.14)	(0.02)
Total distributions	(0.33)	(0.14)	(0.02)
Net Asset Value, End of period	$28.06	$27.35	$30.28
Net Asset Value Total Return[3]	3.91%	(9.27)%	21.58%
Net assets, end of period (000’s omitted)	$112,259	$87,516	$84,775

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]	0.29%	0.29%[4]
Net investment income	1.47%[4]	0.88%	0.62%[4]
Portfolio turnover rate[5]	50%[6]	117%	89%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

January 31, 2023 (unaudited)

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of January 31, 2023, six funds of the Trust are offered for sale. Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Investment objective(s)
Virtus Duff & Phelps Clean Energy ETF	Seeks capital appreciation.
Virtus Newfleet ABS/MBS ETF	Seeks income.
Virtus Newfleet High Yield Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Seix Senior Loan ETF	Seeks to provide a high level of current income.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Seeks current income and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.

The Virtus Stone Harbor Emerging Markets High Yield Bond ETF commenced operations on December 12, 2022.

There is no guarantee that a Fund will achieve its objective(s).

Virtus Duff & Phelps Clean Energy ETF, Virtus Seix Senior Loan ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are “non-diversified” Funds, as defined under the 1940 Act.

2.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Financial Statements (continued)

January 31, 2023 (unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2023, is disclosed at the end of each Fund’s Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Notes to Financial Statements (continued)

January 31, 2023 (unaudited)

(i)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreements (collectively, the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each of the Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Duff & Phelps Clean Energy ETF	0.66%*
Virtus Newfleet ABS/MBS ETF	0.49%**
Virtus Newfleet High Yield Bond ETF	0.39%
Virtus Seix Senior Loan ETF	0.57%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0.55%
Virtus Terranova U.S. Quality Momentum ETF	0.29%

*The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2023, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

**The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2023, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Notes to Financial Statements (continued)

January 31, 2023 (unaudited)

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet High Yield Bond ETF’s total operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) from exceeding 0.49% of the Fund’s average daily net assets through at least November 28, 2023.

The expense limitation agreement with respect to Virtus Newfleet High Yield Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2023	2024	2025	2026
Virtus Newfleet High Yield Bond ETF	$161,061	$80,940	$106,032	$68,142

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus Newfleet ABS/MBS ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(3)
Virtus Seix Senior Loan ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners(1)	50% of the net advisory fee(2)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub- Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

January 31, 2023 (unaudited)

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At January 31, 2023, Virtus Partners, Inc. held shares of Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Seix Senior Loan ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF which may be sold at any time that aggregated to the following:

	Shares	% of shares outstanding
Virtus Duff & Phelps Clean Energy ETF	65,500	43.7%
Virtus Newfleet ABS/MBS ETF	200,000	36.4%
Virtus Seix Senior Loan ETF	764,000	23.0%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	98,800	65.9%

4.CREATION AND REDEMPTION TRANSACTIONS

The Funds, except the Virtus Duff & Phelps Clean Energy ETF and Virtus Seix Senior Loan ETF, issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Virtus Duff & Phelps Clean Energy ETF and Virtus Seix Senior Loan ETF issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares per Creation Unit. The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Funds. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s

Notes to Financial Statements (continued)

January 31, 2023 (unaudited)

tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2020, 2021 and 2022), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2023, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2023, the Funds had no accrued penalties or interest.

At July 31, 2022, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Duff & Phelps Clean Energy ETF	$3,521,161	$465,827	$(459,017)	$6,810
Virtus Newfleet ABS/MBS ETF	13,599,993	21,939	(692,820)	(670,881)
Virtus Newfleet High Yield Bond ETF	4,691,836	38,684	(402,807)	(364,123)
Virtus Seix Senior Loan ETF	76,122,569	107,507	(3,763,477)	(3,655,970)
Virtus Terranova U.S. Quality Momentum ETF	87,524,408	2,624,805	(3,373,826)	(749,021)

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2022, the Virtus Seix Senior Loan ETF had Post-October Losses in the amount of $1,131,650.

At July 31, 2022, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Duff & Phelps Clean Energy ETF	$168,058	$—	$168,058
Virtus Newfleet ABS/MBS ETF	98,818	177,160	275,978
Virtus Newfleet High Yield Bond ETF	579,262	2,470,132	3,049,394
Virtus Seix Senior Loan ETF	—	—	—
Virtus Terranova U.S. Quality Momentum ETF	17,312,362	264,135	17,576,497

6.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2023 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus Duff & Phelps Clean Energy ETF	$980,054	$987,368	$—	$—
Virtus Newfleet ABS/MBS ETF	2,884,324	2,313,407	—	—
Virtus Newfleet High Yield Bond ETF	841,322	820,855	—	—
Virtus Seix Senior Loan ETF	139,695,858	140,990,321	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	1,578,067	235,861	2,269,551	—
Virtus Terranova U.S. Quality Momentum ETF	46,563,261	46,530,974	43,805,314	22,425,302

Purchases and sales of long-term U.S. Government Securities for the period ended January 31, 2023 were as follows:

	Purchases	Sales
Virtus Newfleet High Yield Bond ETF	$87,209	$—

Notes to Financial Statements (continued)

January 31, 2023 (unaudited)

7.BORROWINGS

The Virtus Seix Senior Loan ETF entered into Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement is collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Secured Overnight Financing Rate (“SOFR”) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended January 31, 2023, the average daily borrowings under the Agreement and the weighted average interest rate were $6,656,250 and 5.15%, respectively.

8.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

9.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

10.LIBOR REPLACEMENT RISK

The London Interbank Offered Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt instruments in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs have been extended and are expected to continue until mid-2023. Currently, the U.S. and other countries are working to replace LIBOR with alternative reference rates. The transition effort in the U.S. is being led by the Alternative Reference Rate Committee (ARRC), a diverse group of market participants convened by the Federal Reserve. After much deliberation, ARRC selected the SOFR as the preferred LIBOR successor for U.S. dollar markets. SOFR is a volume-weighted median of borrowing rates from the Treasury repurchase agreement market. National working groups in other jurisdictions have similarly identified overnight nearly risk-free rates like SOFR as their preferred alternatives to LIBOR. Although the structured transition to the new rates is designed to mitigate the risks of disruption to financial markets, such risks exist. Abandonment of or modifications to LIBOR could lead to significant short and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

11. 10% SHAREHOLDERS

As of January 31, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus Duff & Phelps Clean Energy ETF	89%	4
Virtus Newfleet ABS/MBS ETF	79%	3
Virtus Newfleet High Yield Bond ETF	66%	3
Virtus Seix Senior Loan ETF	86%	5
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	91%	2
Virtus Terranova U.S. Quality Momentum ETF	70%	3

Notes to Financial Statements (continued)

January 31, 2023 (unaudited)

12.CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the ongoing effects of COVID-19 are unpredictable. The operational and financial performance of the issuers of securities in which the Funds invest may be significantly impacted by COVID-19, which may in turn impact the value of the Funds’ investments.

13.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Approval of Advisory Agreements & Board Considerations (unaudited)

During executive session, the Independent Trustees of Trust II considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for Trust II.

November 14, 2022 Annual Consideration of Advisory and Sub-Advisory Agreements for:
Virtus Duff & Phelps Clean Energy ETF (“VCLN”)
Virtus Newfleet ABS/MBS ETF (“VABS”)
Virtus Newfleet High Yield Bond ETF (“BLHY”)
Virtus Seix Senior Loan ETF (“SEIX”)
Virtus Terranova U.S. Quality Momentum ETF (“JOET”) (no sub-adviser – Advisory Agreement only)
(each, a “Fund” and collectively, the “Funds”)

On November 14. 2022, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In this regard, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds, coordinating their operation and administration, and, with respect to the Adviser’s portfolio management of JOET, its experience in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received and reviewed information dated as of June 30, 2022, comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that VCLN, VABS, BLHY and SEIX were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the Adviser’s portfolio management of JOET, the Board considered that the Fund utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to JOET, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year period. The Board also noted that the Fund tracked its underlying index with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as Fund fees and expenses. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that JOET, the Fund to which the Adviser provided portfolio management services, had satisfactory performance and tracking error results.

1 The Sub-Advisers include Duff & Phelps Investment Management Co. and Virtus Fixed Income Advisers, LLC.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The costs of the services provided and profits realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered that BLHY is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board also considered that VCLN, VABS, SEIX and JOET utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board noted that, under either arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Specifically, the Board noted that the management fee for BLHY was equal to the median and below the average management fees of its peer group, but the expense ratio was above the median and average expense ratios of its peer group. The Board considered BLHY’s unique investment process relative to its peers in evaluating its overall expense ratio. For JOET and SEIX, the Board noted that the management fees and expense ratios were below the median and average management fees and expense ratios of their respective peer groups. For VABS, the Board noted that the management fee and expense ratio were above the average and median, but below the maximum, management fees and expense ratios of its peer group. The Board also considered that VABS was included in a peer group comprised of U.S. short-term bond funds, due to a lack of peers focusing on mortgage-backed and asset-backed securities, when evaluating its management fee and expense ratio relative to its peers.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including any capped fees). The Board considered that BLHY currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after BLHY’s assets grow to a level where the Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. The Board also considered that VCLN, VABS, SEIX and JOET are subject to a unified fee. The Board considered that VCLN, VABS, SEIX and JOET experienced benefits from the unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the capped fee arrangement (for BLHY) or the unified fee structure (for VCLN, VABS, SEIX and JOET), and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser is appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of each Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment strategies for the respective Fund.

Specifically, with respect to BLHY, the Board noted that the Fund underperformed the average and median performance of its peer group for the three-year and five-year periods, and only slightly underperformed the average and median performance of its peer group for the one-year period. The Board considered that BLHY implemented a strategy change in 2021 and the impact of such change on the Fund’s relative performance comparisons. With respect to SEIX, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year and three-year periods. With respect to VABS, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year period. With respect to VCLN, the Board noted that it did not consider performance relative to VCLN’s peer group because that Fund commenced operations on August 3, 2021 and, therefore, did not have a full year of performance as of the date of the peer group data. The Board did take into consideration VCLN’s most recent quarter end performance relative to its benchmark index, the S&P Global Clean Energy Index, as of September 30, 2022, during which the Fund outperformed its benchmark index over the most recent quarter, but underperformed its benchmark index for each of the one-year and since inception periods. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund, and that each Fund had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that BLHY is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses and that VCLN, VABS and SEIX utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to the Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Fund, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Adviser (including any capped fees). The Board considered that VCLN, VAB and SEIX are subject to a unified fee. The Board considered that VCLN, VABS and SEIX have experienced benefits from the unified fee arrangement, and that BLHY benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the capped fee arrangement (for BLHY) or unified fee structure (for VCLN, VABS and SEIX), and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser is appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

8572(03/23)

c/o VP Distributors, LLC
One Financial Plaza
Hartford, Connecticut 06103

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	April 6, 2023

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	April 6, 2023

* Print the name and title of each signing officer under his or her signature.